UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT High Yield Fund

The fund's portfolio
3/31/15 (Unaudited)

CORPORATE BONDS AND NOTES (86.9%)(a)
			Principal amount	Value

Advertising and marketing services (0.9%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			$1,075,000	$1,072,313

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			485,000	510,463

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			105,000	109,463

Outfront Media Capital LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025			355,000	375,413

Outfront Media Capital LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024			555,000	581,363

Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. notes 5 5/8s, 2024			50,000	52,375

				2,701,390
Automotive (1.4%)

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			335,000	345,469

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			1,090,000	1,160,850

FCA US, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			855,000	948,289

FCA US, LLC/CG Co-Issuer, Inc. company guaranty notes 8s, 2019			265,000	277,919

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			305,000	331,027

Motors Liquidation Co. escrow notes 8 1/4s, 2023			820,000	12,300

Motors Liquidation Co. escrow sr. unsec. unsub. notes 8 3/8s, 2033			765,000	11,475

Navistar International Corp. sr. notes 8 1/4s, 2021			946,000	921,168

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)			260,000	289,900

				4,298,397
Basic materials (7.7%)

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024			110,000	117,734

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)			680,000	831,725

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)			200,000	210,000

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			895,000	939,750

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			945,000	1,020,600

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			425,000	482,375

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			775,000	773,063

Cemex SAB de CV 144A company guaranty sr. notes 5.7s, 2025 (Mexico)			395,000	389,569

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			600,000	602,250

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			335,000	342,538

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			735,000	746,025

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			250,000	246,875

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			490,000	452,025

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			720,000	664,200

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			200,000	185,000

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			790,000	845,300

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			430,000	497,188

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			280,000	288,400

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			40,000	36,600

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			45,000	39,713

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			410,000	426,400

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			640,000	665,600

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			150,000	150,375

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			255,000	256,275

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			360,000	384,300

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			555,000	588,300

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			830,000	734,550

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			830,000	8

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			420,000	431,550

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			380,000	375,725

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			860,000	890,100

Platform Specialty Products Corp. 144A sr. unsec. notes 6 1/2s, 2022			430,000	447,200

PQ Corp. 144A sr. notes 8 3/4s, 2018			785,000	812,475

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			115,000	112,413

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			830,000	838,300

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			775,000	759,160

Sealed Air Corp. 144A company guaranty sr. unsec. notes 8 3/8s, 2021			245,000	275,625

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			160,000	168,400

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			450,000	500,625

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			265,000	277,919

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			260,000	269,100

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			340,000	346,800

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			355,000	429,550

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			115,000	122,763

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			155,000	165,075

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			75,000	75,938

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			180,000	182,475

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			105,000	105,656

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			355,000	355,888

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			475,000	434,625

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			125,000	132,188

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			90,000	91,800

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			870,000	833,025

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			650,000	693,875

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			460,000	477,250

				23,522,238
Broadcasting (2.4%)

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			635,000	669,925

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			665,000	699,913

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			360,000	352,800

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			835,000	878,838

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			305,000	292,038

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			1,590,000	1,574,100

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021			255,000	263,606

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			235,000	239,700

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			595,000	629,213

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			90,000	92,363

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			75,000	78,578

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			180,000	183,150

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			575,000	600,875

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			225,000	234,563

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			385,000	410,356

Univision Communications, Inc. 144A company guaranty sr. notes 5 1/8s, 2025			165,000	168,506

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			245,000	261,844

				7,630,368
Building materials (0.8%)

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			275,000	292,188

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			1,010,000	1,025,150

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			245,000	251,125

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			350,000	369,600

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			560,000	599,200

				2,537,263
Cable television (4.2%)

Adelphia Communications Corp. escrow bonds zero %, 2016			755,000	5,663

Adelphia Communications Corp. escrow bonds zero %, 2015			80,000	600

Adelphia Communications Corp. escrow bonds zero %, 2015			130,000	975

Adelphia Communications Corp. escrow bonds zero %, 2015			290,000	2,175

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)			200,000	205,750

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2025 (Luxembourg)			600,000	613,500

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			500,000	562,500

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			75,000	84,938

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			235,000	260,850

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			705,000	739,369

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			20,000	20,500

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			910,000	921,375

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			235,000	251,156

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 3/4s, 2024			570,000	587,100

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 1/2s, 2022			950,000	971,375

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			350,000	389,375

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			655,000	668,100

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			175,000	195,563

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			630,000	630,788

Numericable Group SA 144A sr. bonds 6 1/4s, 2024 (France)			650,000	661,369

Numericable Group SA 144A sr. notes 6s, 2022 (France)			1,440,000	1,458,514

Numericable-SFR 144A sr. bonds 5 5/8s, 2024 (France)		EUR	110,000	124,783

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			$680,000	700,400

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			685,000	705,550

Virgin Media Finance PLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (United Kingdom)			285,000	302,813

Virgin Media Secured Finance PLC 144A sr. notes 5 3/8s, 2021 (United Kingdom)			285,000	299,963

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			1,465,000	1,574,875

				12,939,919
Capital goods (7.0%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			1,372,000	1,433,740

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			990,000	1,126,125

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			450,000	450,000

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			555,000	558,469

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			335,000	337,513

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			300,000	330,375

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			360,000	376,740

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)			375,000	370,078

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			875,000	958,449

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			525,000	601,125

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			1,390,000	1,318,763

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			290,000	302,325

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			865,000	862,838

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			920,000	1,303,171

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			1,080,000	1,161,000

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			845,000	790,075

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			550,000	566,500

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			425,000	455,281

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			675,000	700,313

Oshkosh Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			305,000	314,150

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			515,000	529,806

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			581,000	614,408

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			110,000	113,713

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			144,000	154,260

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			670,000	716,900

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 7/8s, 2018 (Netherlands)(PIK)			645,000	674,831

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 3/4s, 2022 (Netherlands)(PIK)			200,000	216,000

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			785,000	816,400

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			145,000	150,800

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			740,000	758,500

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			530,000	569,750

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			400,000	402,000

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			595,000	587,563

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			735,000	791,963

				21,413,924
Coal (0.2%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			550,000	138,875

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			460,000	416,300

				555,175
Commercial and consumer services (1.3%)

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			630,000	658,350

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			880,000	856,944

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			1,225,000	1,237,250

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			610,000	648,125

Sabre GLBL, Inc. 144A sr. notes 8 1/2s, 2019			420,000	449,400

				3,850,069
Consumer (0.4%)

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			420,000	421,050

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			35,000	37,363

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			45,000	47,700

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			360,000	379,800

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024			300,000	320,250

				1,206,163
Consumer staples (5.4%)

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			290,000	302,325

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			675,000	718,875

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			275,000	277,745

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			1,230,000	1,273,050

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			850,000	875,500

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			390,000	385,125

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			1,345,000	1,392,075

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			580,000	595,950

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			335,000	381,900

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2024			60,000	63,450

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			50,000	51,500

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			1,030,000	1,030,000

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			145,000	145,906

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023			635,000	637,381

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			1,125,000	990,000

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			490,000	475,937

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			540,000	570,375

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			190,000	200,688

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			205,000	212,688

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			625,000	670,313

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			450,000	460,125

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			535,000	541,688

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			720,000	743,400

Rite Aid Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023			920,000	943,000

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			485,000	532,288

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			550,000	567,875

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 1/2s, 2025			440,000	448,250

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			605,000	609,538

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			490,000	526,750

				16,623,697
Energy (oil field) (1.2%)

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			375,000	332,813

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2022			780,000	709,800

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2021			70,000	64,400

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			300,000	318,000

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			75,000	79,594

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			385,000	282,975

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			280,000	301,700

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			175,000	180,250

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			820,000	528,900

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			740,000	425,500

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			470,000	266,725

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			175,000	99,785

				3,590,442
Entertainment (1.8%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			420,000	459,900

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			425,000	440,938

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			190,000	196,175

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			405,000	411,075

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			295,000	293,525

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			85,000	91,163

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			660,000	676,500

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			245,000	251,738

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025			280,000	280,000

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			735,000	743,269

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			440,000	448,800

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			1,130,000	1,161,075

				5,454,158
Financials (8.7%)

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub., LLC 144A sr. unsec. notes 7 7/8s, 2020			700,000	717,500

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			1,005,000	1,256,250

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			360,000	510,498

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB bonds 9s, perpetual maturity (Spain)			200,000	217,000

Bank of America Corp. jr. unsec. sub. FRN notes Ser. Z, 6 1/2s, perpetual maturity			270,000	285,525

Bank of America Corp. jr. unsec. sub.FRN notes Ser. AA, 6.1s, perpetual maturity			625,000	631,250

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			210,000	216,825

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			275,000	295,625

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			375,000	391,875

CIT Group, Inc. sr. unsec. notes 5s, 2023			365,000	374,125

CIT Group, Inc. sr. unsec. notes 5s, 2022			230,000	236,038

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			515,000	542,038

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			65,000	69,713

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			635,000	660,400

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity			25,000	25,188

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			720,000	516,600

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020			400,000	423,000

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			435,000	231,638

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021			595,000	569,713

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023			265,000	261,356

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			200,000	214,750

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			700,000	547,750

Dresdner Funding Trust I 144A bonds 8.151s, 2031			670,000	831,638

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			415,000	437,825

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			545,000	553,175

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			410,000	241,900

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			130,000	129,025

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			985,000	1,009,625

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			770,000	793,100

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			205,000	225,244

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			230,000	230,000

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			255,000	311,738

Lloyds Bank PLC jr. unsec. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	485,000	1,277,022

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			$328,000	348,500

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			660,000	711,150

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			465,000	476,625

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			305,000	295,850

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			590,000	629,825

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020			110,000	114,950

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			395,000	341,675

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			225,000	231,469

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			590,000	609,175

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			165,000	171,188

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			655,000	628,800

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			585,000	558,675

Regions Bank unsec. sub. notes 7 1/2s, 2018			160,000	185,973

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.648s, perpetual maturity (United Kingdom)			1,915,000	2,427,215

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			390,000	433,813

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes Ser. MTN, 6.9s, 2017			525,000	559,125

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			240,000	237,300

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			155,000	169,725

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			170,000	170,850

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020			442,000	435,370

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			415,000	294,650

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			830,000	850,750

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			525,000	469,875

				26,587,477
Gaming and lottery (2.7%)

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			530,000	576,375

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	585,000	485,556

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			$250,000	256,875

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			275,000	297,000

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			635,000	659,209

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			1,238,299	1,340,459

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			855,000	848,588

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			398,000	421,880

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			1,000,000	1,047,500

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			195,000	175,500

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			180,000	134,100

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			505,000	516,363

Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 10s, 2022			1,545,000	1,444,575

				8,203,980
Health care (8.1%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			740,000	767,750

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			450,000	450,563

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			150,000	152,625

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			655,000	682,838

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021			645,000	690,150

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			380,000	386,175

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			705,000	783,431

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			490,000	508,375

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			120,000	123,600

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			120,000	123,750

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			140,000	149,625

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			655,000	663,188

ConvaTec Healthcare D SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	165,000	184,300

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$575,000	607,200

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			975,000	865,313

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			230,000	234,600

Endo Finance LLC/Endo Ltd/Endo Finco Inc. 144A company guaranty sr. unsec. notes 6s, 2025			380,000	390,450

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			855,000	876,375

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			525,000	525,000

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			355,000	371,863

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025			165,000	173,044

HCA, Inc. sr. notes 6 1/2s, 2020			940,000	1,057,500

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			210,000	244,650

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			605,000	629,200

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			730,000	784,750

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			820,000	852,800

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			805,000	871,413

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			455,000	480,594

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			515,000	542,604

Omnicare, Inc. sr. unsec. notes 5s, 2024			105,000	109,331

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			85,000	87,763

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			850,000	896,750

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			770,000	804,650

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			1,115,000	1,165,175

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			100,000	104,250

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			200,000	204,000

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			865,000	847,700

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			410,000	444,338

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			925,000	980,500

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			205,000	220,119

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			130,000	135,688

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			115,000	119,456

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			535,000	543,025

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			265,000	267,981

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 1/8s, 2025			520,000	538,200

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 7/8s, 2023			520,000	533,000

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 3/8s, 2020			615,000	620,381

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			1,005,000	1,055,250

				24,851,283
Homebuilding (2.5%)

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			590,000	616,550

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			135,000	140,090

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			1,220,000	1,277,950

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			690,000	702,075

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			510,000	526,575

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			851,000	882,913

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			335,000	322,438

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			355,000	413,575

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			245,000	259,700

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			285,000	292,838

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			137,000	145,905

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			280,000	273,700

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			170,000	167,875

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			719,000	762,140

Tri Pointe Holdings, Inc. 144A sr. unsec. unsub. notes 5 7/8s, 2024			940,000	918,850

				7,703,174
Lodging/Tourism (0.9%)

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			675,000	723,938

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			745,000	756,101

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			345,000	393,300

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			1,015,000	966,788

				2,840,127
Media (0.4%)

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			160,000	80,000

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			1,215,000	1,251,450

				1,331,450
Oil and gas (9.2%)

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022			515,000	494,400

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			345,000	341,550

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			700,000	679,000

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			785,000	718,275

California Resources Corp. 144A company guaranty sr. unsec. notes 6s, 2024			940,000	824,850

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020			380,000	342,950

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			695,000	479,550

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	220,000	251,512

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			$180,000	175,500

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			360,000	337,500

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			770,000	575,575

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			855,000	896,681

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			810,000	816,075

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada) (In default)(NON)			420,000	25,200

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			400,000	378,000

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			320,000	286,400

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			440,000	259,600

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			865,000	886,625

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			1,465,000	1,018,175

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			365,000	343,100

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			1,265,000	910,800

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			455,000	359,734

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			130,000	109,281

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			1,000,000	790,000

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			195,000	10

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			865,000	501,700

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			1,070,000	1,118,150

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			500,000	505,063

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			620,000	598,300

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			780,000	760,500

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			350,000	115,500

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			1,045,000	347,463

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			365,000	359,525

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			520,000	483,600

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			720,000	676,800

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023			100,000	99,750

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022			370,000	382,025

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024			360,000	361,800

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			1,360,000	1,445,000

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			285,000	294,975

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			1,340,000	361,800

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			550,000	563,750

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			345,000	158,700

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			620,000	506,850

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			295,000	298,688

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			320,000	324,800

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			120,000	122,400

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			310,000	250,325

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			630,000	596,925

Whiting Canadian Holding Co. ULC company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			660,000	691,350

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			1,340,000	1,333,300

Williams Cos., Inc. (The) notes 7 3/4s, 2031			435,000	498,946

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			208,000	241,457

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			990,000	1,048,905

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			740,000	748,325

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			260,000	241,800

				28,338,815
Publishing (0.3%)

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			345,000	359,663

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			470,000	492,325

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			170,000	173,400

				1,025,388
Regional Bells (0.2%)

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			270,000	304,088

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			70,000	70,175

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			180,000	187,425

				561,688
Retail (2.4%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			145,000	153,700

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			265,000	297,786

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			592,000	586,080

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			505,000	416,625

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023			215,000	226,288

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020			150,000	157,125

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			500,000	485,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			930,000	932,325

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			315,000	346,500

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			475,000	484,500

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			1,155,000	1,224,300

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			360,000	381,600

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			735,000	771,750

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			480,000	494,400

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			445,000	468,363

				7,426,342
Technology (3.4%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			450,000	470,250

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			800,000	850,000

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			530,000	450,500

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			1,705,000	1,692,213

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			639,000	738,844

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			625,000	668,750

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			360,000	391,950

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022			920,000	943,000

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019(R)			295,000	313,806

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			615,000	647,288

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022			590,000	622,751

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023			515,000	524,013

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			1,160,000	1,184,650

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			755,000	777,650

				10,275,665
Telecommunications (5.5%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			1,600,000	1,628,000

Altice SA 144A company guaranty sr. unsec. notes 7 5/8s, 2025 (Luxembourg)			950,000	954,750

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			700,000	735,000

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			340,000	351,900

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			1,100,000	1,101,650

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			455,000	493,675

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			365,000	375,494

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			580,000	533,600

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			1,061,000	978,773

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			205,000	210,515

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			280,000	303,450

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			360,000	384,300

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			250,000	262,188

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			520,000	533,000

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)			130,000	120,575

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			290,000	332,413

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			555,000	645,253

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			200,000	210,250

Sprint Capital Corp. company guaranty 6 7/8s, 2028			1,760,000	1,614,800

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			180,000	182,250

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			345,000	395,888

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			1,745,000	1,779,900

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			1,330,000	1,336,650

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			1,100,000	1,072,500

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			385,000	399,438

				16,936,212
Telephone (1.8%)

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			130,000	143,163

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			145,000	152,250

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			110,000	115,913

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			275,000	288,406

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			845,000	885,138

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			860,000	887,434

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			595,000	620,288

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			845,000	871,406

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			220,000	225,432

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			535,000	579,806

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			260,000	259,350

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			450,000	403,875

				5,432,461
Tire and rubber (0.2%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			600,000	624,000

				624,000
Transportation (0.6%)

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			426,000	447,300

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			675,000	570,375

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			920,000	920,000

				1,937,675
Utilities and power (5.3%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			380,000	434,150

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			905,000	895,950

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			378,000	437,063

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			970,000	1,076,700

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			255,000	249,581

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			1,090,000	1,098,175

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			180,000	192,600

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			145,000	157,144

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			1,055,000	1,202,471

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			173,000	181,650

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 5/8s, 2024			40,000	41,900

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 3/8s, 2022			60,000	63,075

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 6 3/4s, 2019			1,365,000	1,412,775

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			360,000	449,691

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			277,699	304,775

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			430,000	481,600

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			190,000	193,800

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			870,000	911,325

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			215,000	198,741

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021			815,000	774,250

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			215,000	217,688

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			195,000	198,900

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			1,535,000	1,650,125

NRG Yield Operating, LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			320,000	332,800

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			655,000	710,675

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			455,000	469,788

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			335,000	348,400

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			365,000	366,825

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			800,000	822,000

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			415,000	259,375

				16,133,992

Total corporate bonds and notes (cost $267,475,801)				$266,532,932

SENIOR LOANS (5.3%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			$180,000	$166,500

				166,500
Capital goods (0.1%)

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			318,400	317,007

				317,007
Communication services (0.3%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			935,000	938,701

				938,701
Consumer cyclicals (2.8%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 9.005s, 2017			1,265,087	1,155,183

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 3/4s, 2017			278,600	253,178

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			1,012,350	894,917

CCM Merger, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021			169,085	169,507

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			246,250	242,146

Dollar Tree Stores, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022			195,000	196,980

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			631,954	531,473

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.922s, 2019			859,000	815,835

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			952,348	936,476

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			310,000	311,292

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			648,924	646,122

PetSmart, Inc. bank term loan FRN Ser. B, 5s, 2022			775,000	780,460

ROC Finance, LLC bank term loan FRN 5s, 2019			867,935	837,557

Univision Communications, Inc. bank term loan FRN 4s, 2020			374,748	373,928

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			472,254	458,677

				8,603,731
Consumer staples (0.5%)

BC ULC bank term loan FRN Ser. B, 4 1/2s, 2021 (Canada)			327,086	330,124

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021			554,400	546,916

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021			380,000	342,000

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			310,000	310,194

				1,529,234
Energy (0.4%)

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			705,000	512,888

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)			230,300	129,790

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)			685,000	458,950

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)			248,923	227,231

				1,328,859
Financials (—%)

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)			125,939	128,458

				128,458
Health care (0.5%)

Par Pharmaceutical Cos., Inc. bank term loan FRN Class B2, 4s, 2019			635,579	634,255

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)			493,271	490,393

				1,124,648
Technology (0.1%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.676s, 2017			206,918	203,581

				203,581
Transportation (0.2%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			750,000	753,750

				753,750
Utilities and power (0.3%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.662s, 2017			1,769,778	1,057,759

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.662s, 2017			18,164	10,856

				1,068,615

Total senior loans (cost $17,502,019)				$16,163,084

COMMON STOCKS (1.3%)(a)
			Shares	Value

Ally Financial, Inc.(F)(NON)			30,690	$643,876

CIT Group, Inc.			9,745	439,694

DISH Network Corp. Class A(NON)			8,260	578,696

EP Energy Corp. Class A(NON)			31,460	329,701

General Motors Co.			15,917	596,888

Huntsman Corp.			17,300	383,541

Live Nation Entertainment, Inc.(NON)			6,475	163,364

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			24,322	973

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			24,322	973

Penn National Gaming, Inc.(NON)			19,675	308,111

Seventy Seven Energy, Inc.(NON)			16,265	67,500

Spectrum Brands Holdings, Inc.			3,325	297,787

Tribune Co. Class 1C(F)			93,841	23,460

Vantage Drilling Co.(NON)			211,443	69,248

Total common stocks (cost $4,303,567)				$3,903,812

CONVERTIBLE PREFERRED STOCKS (0.9%)(a)
			Shares	Value

Actavis PLC Ser. A, 5.50% cv. pfd.(NON)			636	$643,632

American Tower Corp. $5.50 cv. pfd.(NON)(R)			4,800	473,856

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)			3,850	403,596

EPR Properties Ser. C, $1.438 cv. pfd.(R)			34,707	840,017

Tyson Foods, Inc. $2.375 cv. pfd.			7,630	369,216

Total convertible preferred stocks (cost $2,539,116)				$2,730,317

PREFERRED STOCKS (0.5%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			1,082	$1,105,162

Citigroup, Inc. Ser. K, $1.719 ARP			7,200	196,272

M/I Homes, Inc. Ser. A, $2.438 pfd.			14,167	362,675

Total preferred stocks (cost $1,015,740)				$1,664,109

CONVERTIBLE BONDS AND NOTES (0.4%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$598,000	$708,256

Jazz Technologies, Inc. 144A cv. company guaranty sr. unsec. notes 8s, 2018			323,000	553,743

Total convertible bonds and notes (cost $941,057)				$1,261,999

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

General Motors Co.	7/10/19	$18.33	5,869	$115,326

General Motors Co.	7/10/16	10.00	5,869	162,865

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	1.70	192,571	2

Total warrants (cost $241,894)				$278,193

SHORT-TERM INVESTMENTS (3.4%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.09%(AFF)			10,547,658	$10,547,658

Total short-term investments (cost $10,547,658)				$10,547,658

TOTAL INVESTMENTS

Total investments (cost $304,566,852)(b)				$303,082,104

FORWARD CURRENCY CONTRACTS at 3/31/15 (aggregate face value $3,415,241) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Sell	6/17/15	$32,076	$33,503	$1,427
Credit Suisse International
	Euro	Sell	6/17/15	1,135,027	1,185,476	50,449
JPMorgan Chase Bank N.A.
	Canadian Dollar	Buy	4/15/15	144,386	154,943	(10,557)
	Euro	Buy	6/17/15	155,858	162,815	(6,957)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/15/15	587,334	629,912	42,578
UBS AG
	British Pound	Sell	6/17/15	1,074,610	1,114,171	39,561
	Euro	Buy	6/17/15	129,271	134,421	(5,150)

Total						$111,351

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $306,572,871.
(b)	The aggregate identified cost on a tax basis is $305,215,166, resulting in gross unrealized appreciation and depreciation of $10,906,309 and $13,039,371, respectively, or net unrealized depreciation of $2,133,062.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$8,023,236	$34,334,452	$31,810,030	$2,972	$10,547,658
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $16,723 to cover certain derivative contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $122,482 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $17,514 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$383,541	$—	$—
Communication services	578,696	—	—
Consumer cyclicals	1,068,363	—	23,460
Consumer staples	297,787	—	—
Energy	466,449	—	1,946
Financials	439,694	643,876	—
Total common stocks	3,234,530	643,876	25,406
Convertible bonds and notes	$—	$1,261,999	$—
Convertible preferred stocks	643,632	2,086,685	—
Corporate bonds and notes	—	266,509,139	23,793
Preferred stocks	196,272	1,467,837	—
Senior loans	—	16,163,084	—
Warrants	278,191	2	—
Short-term investments	10,547,658	—	—

Totals by level	$14,900,283	$288,132,622	$49,199

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$111,351	$—

Totals by level	$—	$111,351	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities and other financial instruments represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	134,015	22,664
Equity contracts	278,193	—

Total	$412,208	$22,664

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$3,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Credit Suisse International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	Forward currency contracts#	1,427	50,449	—	42,578	39,561	134,015

	Total Assets	$1,427	$50,449	$—	$42,578	$39,561	$134,015

	Liabilities:
	Forward currency contracts#	—	—	17,514	—	5,150	22,664

	Total Liabilities	$—	$—	$17,514	$—	$5,150	$22,664

	Total Financial and Derivative Net Assets	$1,427	$50,449	$(17,514)	$42,578	$34,411	$111,351
	Total collateral received (pledged)##†	$—	$50,449	$—	$—	$—
	Net amount	$1,427	$—	$(17,514)	$42,578	$34,411

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015